Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7/31/2014

A.	DATES	Begin	End	# days

1	Payment Date		8/15/2014
2	Collection Period	7/1/2014	7/31/2014	31
3	Monthly Interest Period-Actual	7/15/2014	8/14/2014	31
4	Monthly Interest - Scheduled	7/15/2014	8/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	148,238,608.18	-	-	9,042,457.80	139,196,150.38	0.7776321
7	Class A-2b Notes	164,000,000.00	135,816,378.44	-	-	8,284,709.94	127,531,668.50	0.7776321
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	584,224,986.62	0.00	0.00	17,327,167.74	566,897,818.88
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	614,264,986.62	$0.00	$0.00	$17,327,167.74	596,937,818.88

	Overcollateralization
13	Exchange Note	89,663,305.03	74,113,856.32				72,381,139.55
14	Series 2013-A Notes	23,759,745.31	52,759,720.30				54,492,437.07

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	90,178.49	0.5037904	9,042,457.80	50.5165240	0.00
19	Class A-2b Notes	0.15200%	0.47200%	55,201.81	0.3365964	8,284,709.94	50.5165240	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			441,828.63	0.5866254	17,327,167.74	23.0056531	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			482,883.30	0.6165438	17,327,167.74	22.1232718	0.00

		Initial Balance	Beginning Balance					Ending Balance
25	Exchange Note Balance	806,969,745.31	667,024,706.92					651,430,255.95

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	723,811,395.50
28	Aggregate Base Residual Value (Not Discounted)	613,408,064.53	564,614,790.28

		Units	Securitization Value
29	Securitization Value — Beginning of Period	39,279	741,138,563.24
30	Depreciation/Payments		(8,514,418.67)
31	Gross Credit Losses	(62)	(1,129,313.75)
32	Scheduled & Early Terminations	(51)	(813,286.13)
33	Payoff Units & Lease Reversals	(352)	(6,870,149.19)
34	Repurchased Leases	-	-

35	Securitization Value - End of Period	38,814	723,811,395.50

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7/31/2014

C.	SERVICING FEE

36	Servicing Fee Due	617,615.47

37	Unpaid Servicing Fees - Prior Collection Periods	0.00

38	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(13,751.16)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
39	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
40	Beginning Reserve Account Balance	4,483,165.25
41	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
42	Total Active Units (Excluding Inventory)	38,493	99.47%	717,989,485.86
43	31 - 60 Days Delinquent	172	0.44%	3,290,709.18
44	61 - 90 Days Delinquent	23	0.06%	480,090.65
45	91+ Days Delinquent	12	0.03%	174,114.11

46	Total	38,700	100.00%	721,934,399.80

47	Current Period Net Residual Losses/(Gains)				44,715.75

48	Current Period Net Credit Losses/(Gains)				188,144.40

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

49	Collected Amounts	21,512,887.46

50	Investment Earnings on Collection Account	706.88

51	Total Collected Amounts, prior to Servicer Advances	21,513,594.34

52	Servicer Advance	0.00

53	Total Collected Amounts - Available for Distribution	21,513,594.34

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

54	Servicing Fee	617,615.47
55	Interest on the Exchange Note - to the Trust Collection Account	911,600.43
56	Principal on the Exchange Note - to the Trust Collection Account	15,594,450.97
57	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,672,662.53
58	Remaining Funds Payable to Trust Collection Account	717,264.94

59	Total Distributions	21,513,594.34

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

60	Available Funds	20,895,978.87

61	Investment Earnings on Reserve Account	157.02

62	Reserve Account Draw Amount	0.00

63	Total Available Funds - Available for Distribution	20,896,135.89

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

64	Administration Fee	30,880.77
65	Class A Noteholders' Interest Distributable Amount	441,828.63
66	Noteholders' First Priority Principal Distributable Amount	-
67	Class B Noteholders' Interest Distributable Amount	41,054.67
68	Noteholders' Second Priority Principal Distributable Amount	-
69	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
70	Noteholders' Regular Principal Distributable Amount	17,327,167.74
71	Remaining Funds Payable to Certificateholder	3,055,204.08

72	Total Distributions	20,896,135.89